Principal Accounting Policies - Schedule of Assets, Liabilities, Result of Operations and Cash Flows of VIEs and its Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2015 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 2,186,288,246		¥ 278,458,413	¥ 268,628	$ 317,982,437	$ 40,500,096	¥ 72,612
Short-term investments	115,436,080		129,770,000		16,789,481
Accounts receivable, net	203,984,074		43,250,595		29,668,253
Prepayments and other current assets	120,365,506		14,728,734		17,506,437
Total current assets	2,626,073,906		466,207,742		381,946,608
Non-current assets:
Property and equipment, net	13,929,542		4,614,062		2,025,968
Other non-current assets	10,672,141		5,758,946		1,552,198
Total non-current assets	126,397,611		10,373,008		18,383,770
Total assets	2,752,471,517		476,580,750		400,330,378
Current liabilities
Accounts payable, current	131,249,219		14,992,741		19,089,407
Registered users’ loyalty payable (including registered users’ loyalty payable of the consolidated VIEs and VIE’s subsidiaries without recourse to the Company of RMB20,977,138 and RMB249,881,449 as of December 31, 2017 and December 31, 2018, respectively)	256,661,934		20,977,138		37,329,930
Advance from advertising customers (including advance from advertising customers of the consolidated VIEs and VIE’s subsidiaries without recourse to the Company of RMB39,864,599 and RMB1,360,017 as of December 31, 2017 and December 31, 2018, respectively)	155,099,317		39,864,599		22,558,260
Salary and welfare payable, current	43,422,202		5,642,884		6,315,497
Tax payable, current	101,286,721		21,343,600		14,731,543
Accrued liabilities related to users’ loyalty programs (including Accrued liabilities related to users’ loyalty program of the consolidated VIEs and VIE’s subsidiaries without recourse to the Company of RMB187,003,469 and RMB44,133,812 as of December 31, 2017 and December 31, 2018, respectively)	44,133,812		187,003,469		6,418,997
Accrued liabilities and other current liabilities (including Accrued liabilities and other current liabilities of the consolidated VIEs and VIE’s subsidiaries without recourse to the Company of RMB18,271,639 and RMB360,711,336 as of December 31, 2017 and December 31, 2018, respectively)	379,130,559		21,421,639		55,142,253
Total current liabilities	1,110,983,764		311,246,070		161,585,887
Total liabilities	1,144,301,882		311,246,070		$ 166,431,806
Net revenues	3,022,145,785	$ 439,552,874	517,052,950	57,954,312
Net loss	(1,942,571,687)	(282,535,334)	(94,759,689)	(10,862,379)
Net cash provided by/(used in) operating activities	(434,764,524)	(63,233,877)	132,226,406	12,719,290
Net cash provided by/(used in) investing activities	(72,492,552)	(10,543,604)	(121,918,529)	(12,523,274)
Net cash (used in) financing activities	2,298,043,751	$ 334,236,601	272,121,039
VIEs and its subsidiaries
Current assets:
Cash and cash equivalents	19,464,246		11,317,670
Short-term investments	5,000,000		129,770,000
Accounts receivable, net	200,289,537		43,250,595
Amount due from subsidiaries of the Company	291,902,904
Prepayments and other current assets	80,565,668		14,728,734
Total current assets	597,222,355		199,066,999
Non-current assets:
Property and equipment, net	13,376,314		4,614,062
Other non-current assets	8,945,774		5,758,946
Total non-current assets	22,322,088		10,373,008
Total assets	619,544,443		209,440,007
Current liabilities
Accounts payable, current	73,087,671		14,992,741
Amount due to subsidiaries of the Company	780,656,961
Registered users’ loyalty payable (including registered users’ loyalty payable of the consolidated VIEs and VIE’s subsidiaries without recourse to the Company of RMB20,977,138 and RMB249,881,449 as of December 31, 2017 and December 31, 2018, respectively)	249,881,449		20,977,138
Advance from advertising customers (including advance from advertising customers of the consolidated VIEs and VIE’s subsidiaries without recourse to the Company of RMB39,864,599 and RMB1,360,017 as of December 31, 2017 and December 31, 2018, respectively)	1,360,017		39,864,599
Salary and welfare payable, current	41,665,582		5,642,884
Tax payable, current	100,757,561		21,343,600
Accrued liabilities related to users’ loyalty programs (including Accrued liabilities related to users’ loyalty program of the consolidated VIEs and VIE’s subsidiaries without recourse to the Company of RMB187,003,469 and RMB44,133,812 as of December 31, 2017 and December 31, 2018, respectively)	44,133,812		187,003,469
Accrued liabilities and other current liabilities (including Accrued liabilities and other current liabilities of the consolidated VIEs and VIE’s subsidiaries without recourse to the Company of RMB18,271,639 and RMB360,711,336 as of December 31, 2017 and December 31, 2018, respectively)	360,711,336		18,271,639
Total current liabilities	1,652,254,389		308,096,070
Total liabilities	1,652,254,389		308,096,070
Net revenues	3,065,573,756		517,052,950	57,954,312
Net loss	(1,882,747,022)		(90,843,873)	(10,862,379)
Net cash provided by/(used in) operating activities	(77,218,211)		132,992,222	12,719,290
Net cash provided by/(used in) investing activities	90,767,728		(121,943,180)	(12,523,274)
Net cash (used in) financing activities	(5,402,941)
Net increase in cash and cash equivalents	¥ 8,146,576		¥ 11,049,042	¥ 196,016